Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes
22.	Income taxes
(a)	Income tax expense

The income tax recorded in the consolidated statements of loss for the years ended December 31, 2024 and 2023 is presented as follows:

	2024	2023
	$	$
Current income tax
Expense for the year	—	127
Current income tax expense	—	127

Deferred income tax
Origination and reversal of temporary differences	(25,920)	(52,653)
Change in unrecognized deductible temporary differences	25,658	26,844
Other	910	3,165
Deferred income tax expense (recovery)	648	(22,644)
Income tax expense (recovery)	648	(22,517)

The provision for income taxes expense (recovery) presented in the consolidated statements of loss differs from the amount that would arise using the statutory income tax rate applicable to income of the entities, as a result of the following:

	2024	2023
	$	$
Loss before income taxes	(85,695)	(204,390)
Income tax provision calculated using the Canadian federal and provincial statutory income tax rate	(22,709)	(54,163)
Increase in income taxes resulting from:
Non-deductible expenses, net	850	1,563
Non-deductible portion of capital losses, net	(3,659)	(1,120)
Share of loss of associates	140	81
Change in unrecognized deferred tax assets	25,658	26,844
Differences in foreign statutory tax rates	(542)	2,164
Other	910	2,114
	648	(22,517)

The 2024 and 2023 Canadian federal and provincial statutory income tax rate is 26.5%.

(b)	Deferred income taxes

The components that give rise to deferred income tax assets and liabilities are as follows:

	2024	2023
	$	$
Deferred tax assets:
Non-capital losses	32,099	—
Investments	648	—
Deferred tax assets	32,747	—

Deferred tax liabilities:
Mining interests and property, plant and equipment	(28,399)	—
Exploration and evaluation	(2,900)	—
Other	(1,448)	—
Deferred tax liability	(32,747)	—
Deferred tax liability, net	—	—

The 2024 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

		Statement	Other
	Dec. 31,	of income	comprehensive	Translation	Dec. 31,
	2023	(loss)	income	adjustment	2024
	$	$	$	$	$
Deferred tax assets:
Non-capital losses	—	32,099	—	—	32,099
Investments	—	—	648	—	648

Deferred tax liabilities:
Mining interests and property, plant and equipment	—	(28,399)	—	—	(28,399)
Exploration and evaluation	—	(2,900)	—	—	(2,900)
Other	—	(1,448)	—	—	(1,448)
	—	(648)	648	—	—

The 2023 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

		Statement	Other
	Dec. 31,	of income	comprehensive	Translation	Dec. 31,
	2022	(loss)	income	adjustment	2023
	$	$	$	$	$
Deferred tax assets:
Non-capital losses	929	(933)	—	4	—
Deferred and restricted share units	29	(29)	—	—	—
Other	8,209	(8,248)	—	39	—

Deferred tax liabilities:
Investments	—	(1,010)	1,010	—	—
Stream interests	(28,823)	28,929	—	(106)	—
Property, plant and equipment	(3,873)	3,890	—	(17)	—
Other	(45)	45	—	—	—
	(23,574)	22,644	1,010	(80)	—

(c)	Unrecognized deferred tax liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2024 is $4.0 million ($4.1 million as at December 31, 2023). No deferred tax liabilities are recognized on the temporary differences associated with investment in subsidiaries because the company controls the timing of reversal, and it is not probable that they will reverse in the foreseeable future.

(d)	Unrecognized deferred tax assets

As at December 31, 2024, the Company had temporary difference with a tax benefit of $186.8 million ($157.0 million as at December 31, 2023) which are not recognized as deferred tax assets. The Company recognizes the benefit of tax attributes only to the extent of anticipated future taxable income that can be reduced by these tax attributes.

	2024	2023
	$	$
Non-capital losses carried forward	109,996	146,800
Unrealized losses on investments	2,232	1,505
Inventories	6,437	—
Mining interests and property, plant and equipment	29,538	—
Mineral stream interest – Mexico	11,051	8,001
Environmental rehabilitation provision	16,332	—
Other	11,231	668
	186,817	156,974